Related party transactions (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below

	Year Ended June 30,
(in U.S. dollars)	2021	2020
Short-term employee benefits	2,401,749	2,483,862
Long-term employee benefits	12,646	11,366
Post-employment benefits	36,444	34,294
Share based payments	1,469,698	1,146,965
	3,920,537	3,676,487